CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Parent Company Information Balance Sheet
Condensed financial information pertaining only to the parent company, SI Financial Group, Inc., is as follows:

	December 31,
Condensed Balance Sheets	2017	2016
Assets:	(In Thousands)
Cash and cash equivalents	$3,139	$10,751
Available for sale securities	7,954	5,021
Investment in Savings Institute Bank and Trust Company	160,495	155,470
ESOP note receivable	3,120	3,659
Other assets	2,405	784
Total assets	$177,113	$175,685

Liabilities and Shareholders' Equity:
Liabilities	$8,632	$10,958
Shareholders' equity	168,481	164,727
Total liabilities and shareholders' equity	$177,113	$175,685

Schedule of Parent Company Information Income Statement

Condensed Statements of Income	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
Dividend from subsidiary	$825	$680	$475
Interest and dividends on investments	117	70	60
Net gain on sale of investment in affiliate	—	5,263	—
Dividend from investment in affiliate	—	2,000	—
Other income	301	194	230
Total income	1,243	8,207	765

Operating expenses	859	1,372	795
Income (loss) before income taxes and equity in undistributed net income	384	6,835	(30)
Income tax provision (benefit)	(88)	1,739	(117)
Income before equity in undistributed net income of subsidiary	472	5,096	87
Equity in undistributed net income of subsidiary	4,770	6,214	4,261
Net income	$5,242	$11,310	$4,348

Schedule of Parent Company Information Cash Flow

Condensed Statements of Cash Flows	Years Ended December 31,
	2017	2016	2015
Cash flows from operating activities:	(In Thousands)
Net income	$5,242	$11,310	$4,348
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiary	(4,770)	(6,214)	(4,261)
Excess tax benefit from share-based payment arrangements	—	(28)	(15)
Deferred income taxes	592	(680)	295
Net gain on sale of investment in affiliate	—	(5,263)	—
Other, net	(4,518)	3,035	132
Cash provided by (used in) operating activities	(3,454)	2,160	499

Cash flows from investing activities:
Purchase of available for sale securities	(3,999)	—	(3,014)
Proceeds from maturities of available for sale securities	1,000	—	1,000
Proceeds from sale of investment in affiliate	—	5,581	—
Payments received on ESOP note receivable	539	516	495
Investment in subsidiary	381	920	550
Cash provided by (used in) investing activities	(2,079)	7,017	(969)

Cash flows from financing activities:
Stock options exercised	664	67	715
Common shares repurchased	(371)	(178)	(7,730)
Cash dividends on common stock	(2,372)	(1,889)	(1,914)
Excess tax benefit from share-based payment arrangements	—	28	15
Cash used in financing activities	(2,079)	(1,972)	(8,914)

Net change in cash and cash equivalents	(7,612)	7,205	(9,384)
Cash and cash equivalents at beginning of year	10,751	3,546	12,930
Cash and cash equivalents at end of year	$3,139	$10,751	$3,546